Accounts and transactions with related parties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accounts and transactions with related parties
23.	Accounts and transactions with related parties

	2019	2018
Account receivable -
Panama Air Cargo Terminal	$101	$102
Banco General, S.A.	24	102
Petróleos Delta, S.A.	22	10
Editora del Caribe, S.A.	—	8
Lubricantes Delta, S.A.	—	1

	$ 147	$ 223

Account payable -
Petróleos Delta, S.A.	$13,330	$12,150
Assa Compañía de Seguros, S.A.	283	2,224
Panama Air Cargo Terminal	250	53
Banco General, S.A.	151	135
Motta International, S.A.	32	48
Desarrollos Inmobiliarios del Este, S.A.	20	20
Cable Onda, S.A.	20	—
Galindo, Arias & Lópe z	—	43

	$14,086	$14,673

Transactions with related parties for the year ended December 31 are as follows:

Related party	Transaction	Amount of transaction 2019	Amount of transaction 2018	Amount of transaction 2017
Petróleos Delta, S.A.	Purchase of jet fuel	$376,765	$398,733	$290,172
ASSA Compañía de Seguros, S.A.	Insurance	11,215	9,735	8,527
Panama Air Cargo Terminal	Handling	3,522	5,849	4,869
Profuturo Administradora de Fondos
de Pensión y Cesantía	Payments	5,145	4,716	2,386
Desarrollo Inmobiliario del Este, S.A.	Property leasing	4,017	3,838	3,625
Motta International	Purchase	1,854	1,585	1,632
Cable Onda, S.A.	Communications	1,396	1,687	1,448
Galindo, Arias & López	Legal services	309	490	373
GBM International, Inc.	Technological support	240	231	273
Global Brands, S.A.	Purchase	108	55	79
Banco General, S.A.	Interest income	$(4,181)	$(3,781)	$(2,986)
Banco General, S.A.:
The Company’s controlling shareholders have a vote and a decision within the board of directors of BG Financial Group, which is the controlling company of Banco General. Likewise, Banco General, S. A. owns ProFuturo Administradora de Fondos de Pensión y Cesantía S.A., which manage
s
the Company’s reserves for pension purposes. Also the Company has interest receivable by $2.1 million (2018: $1.8 million) due to short and long term time deposits in this financial institution.
Petróleos Delta, S.A.:
Since 2005, the fuel company entered into a contract with the Company to meet its jet fuel needs. The contract’s term is four years, and the last contract subscribed was on June, 2016.
As of December 31, 2019, the Company do
es
not maintain guarantee deposits with Petróleos Delta, S. A. (2018: $16.1 million). While the Company’s controlling shareholders do not hold a controlling equity interest in Petróleos Delta, S. A., various members of the Company’s Board of Directors are also board members of Petróleos Delta, S. A.
ASSA Compañía de Seguros, S. A.:
An insurance company controlled by the Company’s controlling shareholders that provide substantially all of the Company’s insurance policies.
Desarrollo Inmobiliario del Este, S. A.:
The Company leases six floors consisting of approximately 121,686 square feet of the building from Desarrollo Inmobiliario, an entity controlled by the same group of investors that controls Corporación de Inversiones Aéreas, S. A. (“CIASA”). CIASA owns 100% of the class B shares of the Company. This contract is a lease contract under IFRS 16.
Motta Internacional, S.A. & Global Brands, S. A.:
The Company purchases most of the alcohol and other beverages served on its aircraft from Motta Internacional, S. A. and Global Brands, S. A., both of which are controlled by the Company’s controlling shareholders.
GBM International, Inc.:
Provides systems integration and computer services, as well as technical services and enterprise management. A member of the Company’s Board of Directors is shareholder of GBM International, Inc.
Galindo, Arias & López:
Certain partners of Galindo, Arias & López (a law firm) are indirect shareholders of CIASA and serve on the Company’s Board of Directors.
Editora del Caribe, S.A.:
this Panamanian publisher is responsible for publishing the official journal of Copa Airlines “Panorama of the Americas”. A member of the Company’s Board of Directors is shareholder of Editora del Caribe, S. A.
Cable Onda, S.A.:
The Company is responsible for providing television and internet broadcasting services in Panama. A member of the Company’s Board of Directors is shareholder of Cable Onda, S. A.
Panama Air Cargo Terminal:
Provides cargo and courier services in Panama, an entity controlled by the same group of investors that controls CIASA.
Compensation of key management personnel
Key management personnel compensation is as follows:

	2019	2018	2017
Short-term employee benefits	$4,969	$6,104	$5,133
Post-employment pension	95	117	99
Share-based payments	3,246	5,092	5,524

	$8,310	$11,313	$10,756

The Company has not set aside any additional funds for future payments to executive officers, other than one pursuant to a non-compete agreement for $3.0 million established in 2006 (see note 21).